JAMES BALANCED: GOLDEN RAINBOW FUND
SCHEDULE OF INVESTMENTS
September 30, 2023 (Unaudited)

COMMON STOCKS - 46.9%	Shares	Value
Communication Services - 3.3%
Alphabet, Inc. - Class A (a)	72,807	$ 9,527,524
Meta Platforms, Inc. - Class A (a)	6,372	1,912,938
T-Mobile US, Inc. (a)	15,000	2,100,750
		13,541,212
Consumer Discretionary - 5.0%
Amazon.com, Inc. (a)	31,310	3,980,127
Capri Holdings Ltd. (a)	7,000	368,270
Deckers Outdoor Corporation (a)	1,300	668,317
Home Depot, Inc. (The)	16,000	4,834,560
Installed Building Products, Inc.	3,800	474,582
M/I Homes, Inc. (a)	20,189	1,696,684
McDonald's Corporation	23,800	6,269,872
Oxford Industries, Inc.	9,000	865,170
TJX Companies, Inc. (The)	15,000	1,333,200
		20,490,782
Consumer Staples - 3.7%
Casey's General Stores, Inc.	2,000	543,040
Nestlé S.A. - ADR	16,300	1,844,671
PepsiCo, Inc.	6,050	1,025,112
Procter & Gamble Company (The)	31,100	4,536,246
Sysco Corporation	35,125	2,320,006
Walmart, Inc.	30,000	4,797,900
		15,066,975
Energy - 2.8%
Chevron Corporation	37,320	6,292,897
ConocoPhillips	11,615	1,391,477
Exxon Mobil Corporation	11,375	1,337,473
Matador Resources Company	8,059	479,349
Pioneer Natural Resources Company	1,821	418,011
Valero Energy Corporation	10,032	1,421,635
		11,340,842
Financials - 5.5%
Arthur J. Gallagher & Company	12,488	2,846,390
Bancorp, Inc. (The) (a)	22,100	762,450
Berkshire Hathaway, Inc. - Class B (a)	7,007	2,454,552

JAMES BALANCED: GOLDEN RAINBOW FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 46.9% (Continued)	Shares	Value
Financials - 5.5% (Continued)
BlackRock, Inc.	2,519	$ 1,628,508
Charles Schwab Corporation (The)	17,985	987,377
Enova International, Inc. (a)	63,000	3,204,810
Goldman Sachs Group, Inc. (The)	4,115	1,331,491
JPMorgan Chase & Company	30,926	4,484,889
LPL Financial Holdings, Inc.	10,000	2,376,499
MGIC Investment Corporation	13,819	230,639
Nelnet, Inc. - Class A	17,630	1,574,712
Regions Financial Corporation	50,350	866,020
		22,748,337
Health Care - 7.1%
Abbott Laboratories	19,650	1,903,103
AbbVie, Inc.	14,792	2,204,896
AstraZeneca plc - ADR	60,273	4,081,688
Danaher Corporation	9,000	2,232,900
Elevance Health, Inc.	3,467	1,509,601
Eli Lilly & Company	11,332	6,086,756
Johnson & Johnson	14,030	2,185,173
Pfizer, Inc.	23,967	794,985
Thermo Fisher Scientific, Inc.	6,000	3,037,020
UnitedHealth Group, Inc.	10,339	5,212,820
		29,248,942
Industrials - 4.4%
ABB Ltd. - ADR	31,656	1,126,637
Caterpillar, Inc.	10,762	2,938,026
Deere & Company	8,500	3,207,730
Eaton Corporation plc	19,768	4,216,119
Encore Wire Corporation	3,330	607,592
Generac Holdings, Inc. (a)	2,492	271,528
Lockheed Martin Corporation	2,220	907,891
Northrop Grumman Corporation	2,740	1,206,121
Union Pacific Corporation	8,562	1,743,480
United Rentals, Inc.	4,000	1,778,280
		18,003,404
Information Technology - 12.0%
Accenture plc - Class A	7,000	2,149,770

JAMES BALANCED: GOLDEN RAINBOW FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 46.9% (Continued)	Shares	Value
Information Technology - 12.0% (Continued)
Apple, Inc.	54,000	$ 9,245,340
ASML Holding N.V.	2,740	1,612,928
Broadcom, Inc.	2,134	1,772,458
Cisco Systems, Inc.	23,171	1,245,673
Insight Enterprises, Inc. (a)	25,000	3,637,500
Jabil, Inc.	26,500	3,362,585
Mastercard, Inc. - Class A	9,000	3,563,190
Microsoft Corporation	44,954	14,194,225
Nova Ltd. (a)	22,432	2,522,254
NVIDIA Corporation	13,946	6,066,371
		49,372,294
Materials - 0.6%
Avery Dennison Corporation	8,000	1,461,360
Linde plc	1,757	654,219
Nucor Corporation	3,698	578,182
		2,693,761
Real Estate - 0.9%
American Tower Corporation	5,050	830,473
CBRE Group, Inc. - Class A (a)	14,100	1,041,426
Prologis, Inc.	16,000	1,795,360
		3,667,259
Utilities - 1.6%
Ameren Corporation	10,422	779,878
American Electric Power Company, Inc.	25,700	1,933,154
Iberdrola S.A. - ADR	20,100	899,274
NextEra Energy, Inc.	19,600	1,122,884
Sempra	26,800	1,823,204
		6,558,394

Total Common Stocks (Cost $127,766,073)		$ 192,732,202

EXCHANGE-TRADED FUNDS - 5.4%	Shares	Value
Consumer Discretionary Select Sector SPDR® Fund	17,300	$ 2,784,954
Invesco S&P SmallCap 600 Revenue ETF	90,000	3,277,800
iShares Gold Trust (a)	209,455	7,328,830

JAMES BALANCED: GOLDEN RAINBOW FUND
SCHEDULE OF INVESTMENTS (Continued)

EXCHANGE-TRADED FUNDS - 5.4% (Continued)	Shares	Value
iShares MSCI EAFE ETF	28,050	$ 1,933,206
iShares Russell 2000 ETF	30,000	5,302,200
Technology Select Sector SPDR® Fund	9,000	1,475,370
Total Exchange-Traded Funds (Cost $19,301,932)		$ 22,102,360

CORPORATE BONDS - 7.5%	Par Value	Value
Communication Services - 0.2%
AT&T, Inc., 2.950%, due 07/15/26	$ 1,000,000	$ 929,019

Consumer Discretionary - 0.2%
Ross Stores, Inc., 4.700%, due 04/15/27	1,000,000	962,030

Consumer Staples - 0.5%
Walmart, Inc., 5.250%, due 09/01/35	2,000,000	2,003,213

Energy - 0.2%
BP Capital Markets America, Inc., 4.234%, due 11/06/28	1,000,000	950,861

Financials - 2.7%
Bank of America Corporation,
1.250%, due 09/24/26	2,000,000	1,728,973
5.000%, due 06/22/27	1,000,000	953,567
Bank of Montreal, 2.000%, due 12/22/26	2,500,000	2,177,615
Citigroup Global Markets Holdings, Inc., 3.000%, due 03/28/24	2,500,000	2,463,864
Citigroup, Inc., 3.875%, due 03/26/25	2,000,000	1,932,065
Goldman Sachs Group, Inc. (The), 3.500%, due 04/01/25	1,000,000	962,871
Royal Bank of Canada, 5.500%, due 02/14/25	1,000,000	996,208
		11,215,163
Health Care - 1.0%
Johnson & Johnson, 1.300%, due 09/01/30	5,000,000	3,931,532

Industrials - 0.3%
Caterpillar, Inc., 8.250%, due 12/15/38	1,000,000	1,237,997

JAMES BALANCED: GOLDEN RAINBOW FUND
SCHEDULE OF INVESTMENTS (Continued)

CORPORATE BONDS - 7.5% (Continued)	Par Value	Value
Information Technology - 2.4%
Apple, Inc., 2.050%, due 09/11/26	$ 2,500,000	$ 2,297,307
Automatic Data Processing, Inc., 1.250%, due 09/01/30	2,000,000	1,543,752
Intel Corporation, 2.875%, due 05/11/24	5,000,000	4,913,663
PayPal Holdings, Inc., 2.650%, due 10/01/26	1,000,000	922,282
		9,677,004

Total Corporate Bonds (Cost $33,898,155)		$ 30,906,819

MORTGAGE-BACKED SECURITIES - 3.0%	Par Value	Value
Federal National Mortgage Association - 3.0%
3.500%, due 09/01/33	$ 3,112,225	$ 2,866,840
3.500%, due 05/25/47	273,374	250,952
2.500%, due 01/01/57	11,492,929	9,127,817
Total Mortgage-Backed Securities (Cost $14,494,251)		$ 12,245,609

MUNICIPAL BONDS - 1.6%	Par Value	Value
Ohio - 1.6%
Beavercreek Ohio City School District,
3.250%, due 12/01/36 (Cost $7,408,314)	$ 7,450,000	$ 6,413,339

U.S. GOVERNMENT & AGENCIES - 5.5%	Par Value	Value
Federal Farm Credit Bank - 1.8%
0.670%, due 08/04/25	$ 2,000,000	$ 1,838,328
2.750%, due 11/06/26	5,725,000	5,376,358
		7,214,686

JAMES BALANCED: GOLDEN RAINBOW FUND
SCHEDULE OF INVESTMENTS (Continued)

U.S. GOVERNMENT & AGENCIES - 5.5% (Continued)	Par Value	Value
Federal Home Loan Bank - 3.0%
3.650%, due 07/19/24	$ 1,000,000	$ 984,653
3.000%, due 12/30/24	1,000,000	970,844
3.125%, due 04/29/25	2,500,000	2,412,316
4.050%, due 07/28/25	2,000,000	1,950,867
0.580%, due 09/11/25	2,000,000	1,828,156
1.020%, due 09/17/26	2,500,000	2,221,334
0.850%, due 10/15/27	2,500,000	2,119,814
		12,487,984
Federal Home Loan Mortgage Corporation - 0.7%
3.125%, due 06/28/24	2,000,000	1,963,931
5.750%, due 03/20/26	1,000,000	992,654
		2,956,585

Total U.S. Government & Agencies (Cost $24,210,028)		$ 22,659,255

U.S. TREASURY OBLIGATIONS - 28.2%	Par Value	Value
U.S. Treasury Bills (b) - 3.1%
5.335%, due 10/05/23	$ 2,000,000	$ 1,999,122
5.347%, due 10/24/23	3,000,000	2,990,327
5.429%, due 12/28/23	7,000,000	6,910,003
5.445%, due 09/05/24	1,000,000	951,160
		12,850,612
U.S. Treasury Bonds - 3.5%
3.125%, due 05/15/48	19,000,000	14,227,734

U.S. Treasury Notes - 21.6%
0.250%, due 03/15/24	15,000,000	14,657,813
2.000%, due 06/30/24	2,000,000	1,949,141
4.500%, due 11/30/24	30,000,000	29,698,828
2.375%, due 05/15/27	15,000,000	13,832,813

JAMES BALANCED: GOLDEN RAINBOW FUND
SCHEDULE OF INVESTMENTS (Continued)

U.S. TREASURY OBLIGATIONS - 28.2% (Continued)	Par Value	Value
U.S. Treasury Notes - 21.6% (Continued)
3.125%, due 11/15/28	$ 30,000,000	$ 27,933,984
4.125%, due 11/15/32	1,000,000	964,453
		89,037,032

Total U.S. Treasury Obligations (Cost $121,960,570)		$ 116,115,378

MONEY MARKET FUNDS - 1.6%	Shares	Value
First American Treasury Obligations Fund - Class X, 5.26% (c) (Cost $6,782,281)	6,782,281	$ 6,782,281

Total Investments at Value - 99.7% (Cost $355,821,604)		$ 409,957,243

Other Assets in Excess of Liabilities - 0.3%		1,205,756

Net Assets - 100.0%		$ 411,162,999

(a)	Non-income producing security.
(b)	The rate shown is the annualized yield at time of purchase.
(c)	The rate shown is the 7-day effective yield as of September 30, 2023.

ADR	- American Depositary Receipt.

JAMES SMALL CAP FUND
SCHEDULE OF INVESTMENTS
September 30, 2023 (Unaudited)

COMMON STOCKS - 93.8%	Shares	Value
Consumer Discretionary - 11.5%
Boyd Gaming Corporation	3,895	$ 236,933
Brinker International, Inc. (a)	22,182	700,729
Deckers Outdoor Corporation (a)	1,888	970,603
Marriott Vacations Worldwide Corporation	2,670	268,682
Oxford Industries, Inc.	3,040	292,235
Patrick Industries, Inc.	6,190	464,621
Winmark Corporation	1,921	716,783
YETI Holdings, Inc. (a)	6,670	321,627
		3,972,213
Consumer Staples - 4.0%
Andersons, Inc. (The)	5,993	308,700
Casey's General Stores, Inc.	699	189,792
Coca-Cola Consolidated, Inc.	960	610,867
Ingles Markets, Inc. - Class A	3,455	260,265
		1,369,624
Energy - 5.1%
Callon Petroleum Company (a)	10,659	416,980
HF Sinclair Corporation	8,907	507,076
Magnolia Oil & Gas Corporation - Class A	19,100	437,581
Matador Resources Company	6,600	392,568
		1,754,205
Financials - 24.5%
American Equity Investment Life Holding Company	9,397	504,055
American Financial Group, Inc.	2,630	293,692
Assured Guaranty Ltd.	10,300	623,356
Axos Financial, Inc. (a)	6,132	232,158
Bancorp, Inc. (The) (a)	7,299	251,816
Enova International, Inc. (a)	17,830	907,012
Evercore, Inc. - Class A	6,730	927,932
EZCORP, Inc. - Class A (a)	33,000	272,250
Federated Hermes, Inc.	7,149	242,137
First BanCorp	47,750	642,714
Houlihan Lokey, Inc.	6,300	674,856
LPL Financial Holdings, Inc.	1,313	312,034
MGIC Investment Corporation	37,900	632,551

JAMES SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 93.8% (Continued)	Shares	Value
Financials - 24.5% (Continued)
Piper Sandler Companies	6,085	$ 884,211
Radian Group, Inc.	26,798	672,898
SouthState Corporation	5,620	378,563
		8,452,235
Health Care - 9.1%
AMN Healthcare Services, Inc. (a)	3,900	332,202
Corcept Therapeutics, Inc. (a)	18,033	491,309
Dynavax Technologies Corporation (a)	46,770	690,793
Innoviva, Inc. (a)	35,600	462,444
Integer Holdings Corporation (a)	4,878	382,582
National HealthCare Corporation	3,545	226,809
Option Care Health, Inc. (a)	10,500	339,675
Varex Imaging Corporation (a)	11,600	217,964
		3,143,778
Industrials - 12.6%
Allegiant Travel Company	2,400	184,464
Boise Cascade Company	4,976	512,727
Encore Wire Corporation	6,285	1,146,762
FTI Consulting, Inc. (a)	5,420	966,982
Generac Holdings, Inc. (a)	4,288	467,220
Hillenbrand, Inc.	13,136	555,784
WESCO International, Inc.	3,556	511,424
		4,345,363
Information Technology - 11.1%
Avnet, Inc.	8,250	397,568
Concentrix Corporation	2,500	200,275
Insight Enterprises, Inc. (a)	3,605	524,528
Nova Ltd. (a)	3,000	337,320
PC Connection, Inc.	17,500	934,149
Progress Software Corporation	5,935	312,062
Super Micro Computer, Inc. (a)	2,494	683,905
TD SYNNEX Corporation	1,100	109,846
Vishay Intertechnology, Inc.	13,612	336,489
		3,836,142
Materials - 6.4%
Cleveland-Cliffs, Inc. (a)	24,575	384,107

JAMES SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 93.8% (Continued)	Shares	Value
Materials - 6.4% (Continued)
Graphic Packaging Holding Company	7,745	$ 172,559
Innospec, Inc.	5,286	540,229
Schnitzer Steel Industries, Inc. - Class A	13,820	384,887
Warrior Met Coal, Inc	13,785	704,138
		2,185,920
Real Estate - 5.9%
Agree Realty Corporation	6,505	359,336
Healthcare Realty Trust, Inc.	8,000	122,160
LXP Industrial Trust	58,560	521,184
Physicians Realty Trust	21,000	255,990
Sabra Health Care REIT, Inc.	10,000	139,400
STAG Industrial, Inc.	6,000	207,060
Terreno Realty Corporation	4,200	238,560
Xenia Hotel & Resorts, Inc.	16,940	199,553
		2,043,243
Utilities - 3.6%
IDACORP, Inc.	3,753	351,468
Otter Tail Corporation	5,935	450,586
Portland General Electric Company	10,455	423,218
		1,225,272

Total Common Stocks (Cost $23,332,630)		$ 32,327,995

U.S. TREASURY OBLIGATIONS - 2.9%	Par Value	Value
U.S. Treasury Bills (b) - 2.9%
5.444%, due 01/25/24 (Cost $983,138)	$ 1,000,000	$ 983,030

JAMES SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 3.5%	Shares	Value
First American Treasury Obligations Fund - Class X, 5.26% (c) (Cost $1,192,413)	1,192,413	$ 1,192,413

Total Investments at Value - 100.2% (Cost $25,508,181)		$ 34,503,438

Liabilities in Excess of Other Assets - (0.2%)		(51,280)

Net Assets - 100.0%		$ 34,452,158

(a)	Non-income producing security.
(b)	The rate shown is the annualized yield at time of purchase.
(c)	The rate shown is the 7-day effective yield as of September 30, 2023.

JAMES MICRO CAP FUND
SCHEDULE OF INVESTMENTS
September 30, 2023 (Unaudited)

COMMON STOCKS - 94.9%	Shares	Value
Consumer Discretionary - 10.4%
Century Communities, Inc.	4,662	$ 311,328
Haverty Furniture Companies, Inc.	21,134	608,237
M/I Homes, Inc. (a)	4,742	398,518
MarineMax, Inc. (a)	5,750	188,715
Patrick Industries, Inc.	4,044	303,542
Shoe Carnival, Inc.	12,950	311,189
Standard Motor Products, Inc.	5,625	189,113
Zumiez, Inc. (a)	4,568	81,310
		2,391,952
Consumer Staples - 5.8%
Central Garden & Pet Company - Class A (a)	13,108	525,500
Ingles Markets, Inc. - Class A	10,714	807,085
		1,332,585
Energy - 6.3%
Civitas Resources, Inc.	7,254	586,631
Dorian LPG Ltd.	19,032	546,789
Vital Energy, Inc. (a)	5,814	322,212
		1,455,632
Financials - 26.1%
Bancorp, Inc. (The) (a)	6,900	238,050
Donnelley Financial Solutions, Inc. (a)	20,288	1,141,809
Enova International, Inc. (a)	17,016	865,604
Federal Agricultural Mortgage Corporation - Class C	6,912	1,066,521
Merchants Bancorp	25,704	712,515
Nelnet, Inc. - Class A	5,646	504,301
OFG Bancorp	25,456	760,116
Piper Sandler Companies	4,960	720,738
		6,009,654
Health Care - 9.4%
Cross Country Healthcare, Inc. (a)	4,213	104,440
Eagle Pharmaceuticals, Inc. (a)	1,650	26,021
Innoviva, Inc. (a)	40,082	520,665
Integer Holdings Corporation (a)	6,396	501,639
iRadmed Corporation	2,400	106,488
iTeos Therapeutics, Inc. (a)	3,964	43,406

JAMES MICRO CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 94.9% (Continued)	Shares	Value
Health Care - 9.4% (Continued)
Kiniksa Pharmaceuticals Ltd. - Class A (a)	6,909	$ 120,009
Selecta Biosciences, Inc. (a)	94,737	100,421
SIGA Technologies, Inc.	52,400	275,100
Utah Medical Products, Inc.	4,200	361,200
		2,159,389
Industrials - 12.7%
ACCO Brands Corporation	74,997	430,483
ArcBest Corporation	5,285	537,220
Boise Cascade Company	2,500	257,600
CRA International, Inc.	3,384	340,972
Genco Shipping & Trading Ltd.	8,000	111,920
Heidrick & Struggles International, Inc.	3,400	85,068
Heritage-Crystal Clean, Inc. (a)	5,000	226,750
Insteel Industries, Inc.	3,500	113,610
Kforce, Inc.	2,400	143,184
Shyft Group, Inc. (The)	6,336	94,850
Transcat, Inc. (a)	2,200	215,534
V2X, Inc. (a)	6,950	359,037
		2,916,228
Information Technology - 16.2%
Cohu, Inc. (a)	8,022	276,278
ePlus, Inc. (a)	4,600	292,192
Insight Enterprises, Inc. (a)	5,663	823,966
Nova Ltd. (a)	9,143	1,028,038
PC Connection, Inc.	12,184	650,382
Photronics, Inc. (a)	22,198	448,622
Vishay Precision Group, Inc. (a)	6,384	214,375
		3,733,853
Materials - 5.8%
Innospec, Inc.	4,000	408,800
Schnitzer Steel Industries, Inc. - Class A	18,045	502,553
United States Lime & Minerals, Inc.	2,070	416,070
		1,327,423
Real Estate - 1.5%
PotlatchDeltic Corporation	7,517	341,197

JAMES MICRO CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 94.9% (Continued)	Shares	Value
Utilities - 0.7%
Clearway Energy, Inc. - Class C	7,332	$ 155,145

Total Common Stocks (Cost $14,229,729)		$ 21,823,058

U.S. TREASURY OBLIGATIONS - 3.8%	Par Value	Value
U.S. Treasury Bills (b) - 3.8%
5.069%, due 01/25/24 (Cost $886,150)	$ 900,000	$ 884,757

MONEY MARKET FUNDS - 1.4%	Shares	Value
First American Treasury Obligations Fund - Class X, 5.26% (c) (Cost $310,490)	310,490	$ 310,490

Total Investments at Value - 100.1% (Cost $15,426,369)		$ 23,018,305

Liabilities in Excess of Other Assets - (0.1%)		(20,275)

Net Assets - 100.0%		$ 22,998,030

(a)	Non-income producing security.
(b)	The rate shown is the annualized yield at time of purchase.
(c)	The rate shown is the 7-day effective yield as of September 30, 2023.

JAMES AGGRESSIVE ALLOCATION FUND
SCHEDULE OF INVESTMENTS
September 30, 2023 (Unaudited)

COMMON STOCKS - 76.0%	Shares	Value
Communication Services - 8.4%
Alphabet, Inc. - Class A (a)	4,750	$ 621,585
Comcast Corporation - Class A	6,645	294,639
Meta Platforms, Inc. - Class A (a)	1,300	390,273
T-Mobile US, Inc. (a)	2,300	322,115
		1,628,612
Consumer Discretionary - 6.5%
Best Buy Company, Inc.	1,815	126,088
Deckers Outdoor Corporation (a)	590	303,313
Home Depot, Inc. (The)	700	211,512
M/I Homes, Inc. (a)	1,250	105,050
McDonald's Corporation	1,000	263,440
Tractor Supply Company	1,205	244,675
		1,254,078
Consumer Staples - 3.7%
PepsiCo, Inc.	1,100	186,384
Procter & Gamble Company (The)	1,700	247,962
Walmart, Inc.	1,700	271,881
		706,227
Energy - 4.7%
Cheniere Energy, Inc.	845	140,236
Chevron Corporation	2,000	337,240
Matador Resources Company	5,000	297,400
Valero Energy Corporation	1,000	141,710
		916,586
Financials - 8.8%
Bancorp, Inc. (The) (a)	4,400	151,800
BlackRock, Inc.	500	323,245
Charles Schwab Corporation (The)	1,500	82,350
Enova International, Inc. (a)	8,485	431,632
Goldman Sachs Group, Inc. (The)	855	276,652
JPMorgan Chase & Company	2,000	290,040
Primerica, Inc.	800	155,208
		1,710,927
Health Care - 10.9%
Abbott Laboratories	2,625	254,231

JAMES AGGRESSIVE ALLOCATION FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 76.0% (Continued)	Shares	Value
Health Care - 10.9% (Continued)
AbbVie, Inc.	1,250	$ 186,325
AstraZeneca plc - ADR	4,000	270,880
Danaher Corporation	825	204,683
Eli Lilly & Company	600	322,278
Johnson & Johnson	1,295	201,696
Novo Nordisk A/S - ADR	1,050	95,487
UnitedHealth Group, Inc.	610	307,556
Zoetis, Inc.	1,595	277,498
		2,120,634
Industrials - 5.7%
ABB Ltd. - ADR	3,500	124,565
Caterpillar, Inc.	800	218,400
Deere & Company	435	164,160
Eaton Corporation plc	1,175	250,604
Lockheed Martin Corporation	415	169,718
Union Pacific Corporation	850	173,086
		1,100,533
Information Technology - 20.1%
Accenture plc - Class A	465	142,806
Apple, Inc.	3,400	582,114
ASML Holding N.V.	550	323,763
Broadcom, Inc.	300	249,174
Cadence Design Systems, Inc. (a)	2,000	468,600
Cisco Systems, Inc.	1,500	80,640
Jabil, Inc.	1,800	228,402
Mastercard, Inc. - Class A	735	290,994
Microsoft Corporation	1,730	546,248
Nova Ltd. (a)	2,515	282,787
NVIDIA Corporation	1,600	695,984
		3,891,512
Materials - 2.5%
CF Industries Holdings, Inc.	500	42,870
James Hardie Industries plc - ADR (a)	6,800	178,432
Linde plc	400	148,940
Nucor Corporation	700	109,445
		479,687

JAMES AGGRESSIVE ALLOCATION FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 76.0% (Continued)	Shares	Value
Real Estate - 2.6%
Digital Realty Trust, Inc.	1,500	$ 181,530
Prologis, Inc.	2,905	325,970
		507,500
Utilities - 2.1%
American Water Works Company, Inc.	750	92,873
Iberdrola S.A. - ADR	2,000	89,480
NextEra Energy, Inc.	2,380	136,349
Sempra	1,220	82,997
		401,699

Total Common Stocks (Cost $11,262,186)		$ 14,717,995

CORPORATE BONDS - 6.2%	Par Value	Value
Consumer Discretionary - 2.1%
Starbucks Corporation, 2.550%, due 11/15/30	$ 500,000	$ 410,557

Financials - 2.1%
Bank of Montreal, 2.000%, due 12/22/26	200,000	174,209
Citigroup, Inc., 3.875%, due 03/26/25	250,000	241,508
		415,717
Health Care - 1.2%
AstraZeneca plc, 0.700%, due 04/08/26	250,000	223,151

Information Technology - 0.8%
Automatic Data Processing, Inc., 1.250%, due 09/01/30	200,000	154,375

Total Corporate Bonds (Cost $1,403,088)		$ 1,203,800

U.S. GOVERNMENT & AGENCIES - 6.5%	Par Value	Value
Federal Farm Credit Bank - 2.4%
0.670%, due 08/04/25	$ 500,000	$ 459,583

JAMES AGGRESSIVE ALLOCATION FUND
SCHEDULE OF INVESTMENTS (Continued)

U.S. GOVERNMENT & AGENCIES - 6.5% (Continued)	Par Value	Value
Federal Home Loan Bank - 0.5%
3.650%, due 07/19/24	$ 100,000	$ 98,465

Federal Home Loan Mortgage Corporation - 1.3%
3.125%, due 06/28/24	250,000	245,491

Federal National Mortgage Association - 2.3%
0.560%, due 10/22/25	500,000	454,687

Total U.S. Government & Agencies (Cost $1,350,000)		$ 1,258,226

U.S. TREASURY OBLIGATIONS - 10.7%	Par Value	Value
U.S. Treasury Bills (b) - 2.3%
5.356%, due 10/24/23	$ 100,000	$ 99,678
5.387%, due 12/28/23	100,000	98,714
5.385%, due 08/08/24	250,000	238,766
		437,158
U.S. Treasury Bonds - 2.8%
3.000%, due 08/15/48	750,000	548,262

U.S. Treasury Notes - 5.6%
0.250%, due 03/15/24	500,000	488,593
1.125%, due 02/28/25	400,000	377,563
2.625%, due 02/15/29	250,000	226,152
		1,092,308

Total U.S. Treasury Obligations (Cost $2,248,707)		$ 2,077,728

JAMES AGGRESSIVE ALLOCATION FUND
SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 0.6%	Shares	Value
First American Treasury Obligations Fund - Class X, 5.26% (c) (Cost $115,771)	115,771	$ 115,771

Total Investments at Value - 100.0% (Cost $16,379,752)		$ 19,373,520

Other Assets in Excess of Liabilities - 0.0% (d)		3,125

Net Assets - 100.0%		$ 19,376,645

(a)	Non-income producing security.
(b)	The rate shown is the annualized yield at time of purchase.
(c)	The rate shown is the 7-day effective yield as of September 30, 2023.
(d)	Percentage rounds to less than 0.1%.

ADR	- American Depositary Receipt.